SEGMENT INFORMATION	12 Months Ended
Jun. 26, 2019
Segment Information [Abstract]
SEGMENT INFORMATION
Our operating segments are Chili’s and Maggiano’s. The Chili’s segment includes the results of our Company-owned Chili’s restaurants in the United States and Canada as well as the results from our domestic and international franchise business. The Maggiano’s segment includes the results of our Company-owned Maggiano’s restaurants, and the first franchise location opened during fiscal 2019, all located in the United States. We do not rely on any major customers as a source of sales, and the customers and long-lived assets of our operating segments are predominantly in the United States. There were no material transactions amongst our operating segments.
Presented in the below fiscal 2019 table, we have disaggregated revenues by operating segment and major source. Revenues are presented in two separate captions in the Consolidated Statements of Comprehensive Income to provide more clarity around Company-owned restaurant revenues and operating expenses trends: Company sales and Franchise and other revenues. Company sales include revenues generated by the operation of Company-owned restaurants including gift card redemptions. Franchise and other revenues include:

•	Royalties from franchises

•
Franchise fees and other revenues include royalties, advertising fees (effective fiscal 2019), Maggiano’s banquet service charge income, gift card breakage, digital entertainment revenues, gift card equalization, delivery fee income, franchise and development fees, retail royalty revenues, merchandise income, and gift card discount costs from third-party gift card sales
Our chief operating decision maker uses operating income as the measure for assessing performance of our segments. Operating income includes revenues and expenses directly attributable to segment-level results of operations. Company restaurant expenses include food and beverage costs, restaurant labor costs and restaurant expenses, including advertising expenses. The following tables reconcile our segment results to the consolidated results reported in accordance with GAAP:

	Fiscal Year Ended June 26, 2019
	ASC 606
	Chili’s	Maggiano’s	Other	Consolidated
Company sales	$2,692.6	$413.6	$—	$3,106.2
Royalties	52.8	0.3	—	53.1
Franchise fees and other revenues(1)	36.8	21.8	—	58.6
Franchise and other revenues	89.6	22.1	—	111.7
Total revenues	2,782.2	435.7	—	3,217.9

Company restaurant expenses(1)	2,329.6	364.8	0.6	2,695.0
Depreciation and amortization	120.1	16.2	11.3	147.6
General and administrative	38.7	6.1	104.3	149.1
Other gains and charges(2)	(6.4)	1.0	0.9	(4.5)
Total operating costs and expenses	2,482.0	388.1	117.1	2,987.2

Operating income (loss)	300.2	47.6	(117.1)	230.7
Interest expense	3.2	0.3	58.1	61.6
Other, net	—	—	(2.7)	(2.7)
Income (loss) before provision for income taxes	$297.0	$47.3	$(172.5)	$171.8

Segment assets(2)	$1,002.8	$163.9	$91.6	$1,258.3
Payments for property and equipment	129.1	10.8	27.7	167.6

	Fiscal Year Ended June 27, 2018
	Legacy GAAP
	Chili’s	Maggiano’s	Other	Consolidated
Company sales	$2,628.3	$413.2	$—	$3,041.5
Franchise and other revenues	71.9	22.0	—	93.9
Total revenues	2,700.2	435.2	—	3,135.4

Company restaurant expenses(1)	2,224.0	362.8	0.6	2,587.4
Depreciation and amortization	125.0	15.9	10.5	151.4
General and administrative	39.6	5.5	90.9	136.0
Other gains and charges	24.5	1.1	8.9	34.5
Total operating costs and expenses	2,413.1	385.3	110.9	2,909.3

Operating income (loss)	287.1	49.9	(110.9)	226.1
Interest expense	—	—	59.0	59.0
Other, net	—	—	(3.1)	(3.1)
Income (loss) before provision for income taxes	$287.1	$49.9	$(166.8)	$170.2

Segment assets	$1,122.2	$151.0	$74.1	$1,347.3
Payments for property and equipment	85.3	7.6	8.4	101.3

	Fiscal Year Ended June 28, 2017
	Legacy GAAP
	Chili’s	Maggiano’s	Other	Consolidated
Company sales	$2,653.3	$409.2	$—	$3,062.5
Franchise and other revenues	66.7	21.6	—	88.3
Total revenues	2,720.0	430.8	—	3,150.8

Company restaurant expenses(1)	2,220.6	361.7	0.4	2,582.7
Depreciation and amortization	129.3	16.2	10.9	156.4
General and administrative	37.0	6.2	89.6	132.8
Other gains and charges	13.2	0.8	8.7	22.7
Total operating costs and expenses	2,400.1	384.9	109.6	2,894.6

Operating income (loss)	319.9	45.9	(109.6)	256.2
Interest expense	—	—	49.6	49.6
Other, net	—	—	(1.9)	(1.9)
Income (loss) before provision for income taxes	$319.9	$45.9	$(157.3)	$208.5

Payments for property and equipment	$76.0	$13.3	$13.3	$102.6

(1)
Company restaurant expenses includes Cost of sales, Restaurant labor and Restaurant expenses, including advertising. With the adoption of ASC 606, for the fiscal year ended June 26, 2019, advertising contributions received from Chili’s franchisees are recorded as Franchise fees and other revenues within Total revenues, which differs from the fiscal years ended June 27, 2018 and June 28, 2017 that includes Chili’s franchise advertising contributions recorded on a net basis within Company restaurant expenses.

(2)
During the fiscal year ended June 26, 2019 we completed sale leaseback transactions of 151 Chili’s restaurant properties, and one Maggiano’s property. As part of this transaction, we sold the related restaurant fixed assets, net of accumulated depreciation, totaling $185.3 million. Additionally, Chili’s recognized $26.8 million, and Maggiano’s recognized $0.5 million of net gain on the sale, that consists of the immediate gain recognized upon sale, a certain portion of the deferred gain, partially offset by related transaction costs incurred in Other (gains) and charges in the Consolidated Statements of Comprehensive Income. Refer to Note 3 - Sale Leaseback Transactions for further details.